REVENUE - Revenue with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
Revenue from contracts with customers	$ 1,604.0	$ 1,805.3
Other revenue	8.2	(6.8)
Revenue	$ 1,612.2	$ 1,798.5